Net (Loss) Income Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Deerfield Convertible Note	79,748	74,557	79,748	74,557
2021 Notes*	—	1,947,924	—	1,947,924
January 2020 Note	34,037	—	34,037	—
December 2019 Notes	615,307	—	615,307	—
Awards under equity incentive plans	354,379	288,770	354,379	288,770
Common stock warrants	151,442	31,250	151,442	151,442
Series A Convertible Preferred Stock	—	—	—	69,521
Series B-1 Convertible Preferred Stock	—	—	—	51,941

Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	1,234,913	2,342,501	1,234,913	2,584,155

*

Inclusive of 1,777,437 shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount.

	December 31,
	2019	2018
Deerfield Convertible Note	75,850	72,975
2021 Notes	10,958	280,072
2019 Notes*	1,851,609	—
Awards under equity incentive plans	324,473	231,493
Common stock warrants	151,442	157,957
Series A Convertible Preferred Stock	—	69,521

Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	2,414,332	812,018

*

Inclusive of 1,652,437 of shares of Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature.

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Three months ended September 30, 2019
Basic net income per share of common stock:
Net income	$3,063
Less: Net income attributable to participating securities	(348)

Net income attributable to shares of common stock	2,715
Less: Dividends declared or accumulated	—

Undistributed net income attributable to shares of common stock, basic	$2,715

Weighted average number of shares of common stock outstanding	1,883

Basic net income per share of common stock	$1.44

Diluted net income per share of common stock:
Net income	$3,063
Less: Fair value adjustment income related to Deerfield Warrant liability	(1,019)
Less: Fair value adjustment income related to embedded Warrant Put Option	(135)
Less: Fair value adjustment income related to KVK Warrant liability	—

Net income attributable to shares of common stock, diluted	$1,909

Weighted average number of shares of common stock outstanding	1,883
Dilutive effect of Deerfield Warrant	—
Dilutive effect of Series A Preferred	70
Dilutive effect of Series B-1 Preferred	27

Weighted average number of shares of common stock outstanding, diluted	1,980

Diluted net income per share of common stock	$0.96

	Year Ended December 31,
	2019	2018
Net loss—basic and diluted	$(24,522)	$(56,466)

Weighted average number of shares of common stock—basic and diluted	1,853,348	1,120,626

Net loss per share—basic and diluted	$(13.23)	$(50.39)